Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	June 30, 2026	December 31, 2025
Equipment, fixtures and furniture	$83,790	$87,916
Less: accumulated depreciation	(33,142)	(28,576)
Total	$50,648	$59,340

Depreciation expenses included in general and administration expenses for the six months ended June 30, 2026 and 2025 were $8,477 and $8,043 respectively. There were no impairments recognized during the six months ended June 30, 2026 and 2025.